Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

29.	TRADE AND OTHER PAYABLES

	As at December 31,
	2017	2016
Trade payables	104,258	78,994
Employee benefits payable	226,210	207,671
Other payables	1,648,060	1,531,532
Subtotal financial liabilities	1,978,528	1,818,197
Other taxes payable	3,473,302	2,956,431
	5,451,830	4,774,628

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at December 31,
	2017	2016

Current	23,587	31,083
Past due for less than 4 months	57,637	16,211
Past due for over 4 months	23,034	31,700
	104,258	78,994

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company’s high bargaining power.